Goodwill and Intangibles, net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 1,024.3	$ 953.9	$ 957.6
Document Period End Date	Sep. 30, 2017
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			31.9
Deconsolidation, Gain (Loss), Amount	$ 0.0	0.0	38.5
Goodwill, Acquired During Period		3.3
Finite-Lived Intangible Assets, Accumulated Amortization	297.1	272.1
Finite-Lived Intangible Assets, Amortization Expense, Year Two	57.5
VOBA
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Year Two	57.4
Finite-Lived Intangible Assets, Amortization Expense, Year Three	55.0
Finite-Lived Intangible Assets, Amortization Expense, Year Four	49.7
Finite-Lived Intangible Assets, Amortization Expense, Year Five	48.0
Spectrum Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 16.3	$ 2.7
FOH [Member]
Finite-Lived Intangible Assets [Line Items]
Impaired Financing Receivable, Recorded Investment			$ 16.2
Global Auto Care [Member]
Finite-Lived Intangible Assets [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	12.40%
Hardware and home improvement [Member]
Finite-Lived Intangible Assets [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	93.20%
Global Pet Supplies [Member]
Finite-Lived Intangible Assets [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	38.60%
Home and Garden [Member]
Finite-Lived Intangible Assets [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	352.30%